Condensed Consolidated Balance Sheet - USD ($)	Aug. 31, 2023	Nov. 30, 2022	Nov. 30, 2021
CURRENT ASSETS
Cash and equivalents	$ 44,914	$ 114	$ 114
Prepaids and other current assets		13,767	19,342
Total current assets	44,914	13,881	19,456
Intangible assets		111,970
TOTAL ASSETS	44,914	125,851	19,456
CURRENT LIABILITIES
Accounts payable and accrued expenses	908,748	476	1,619
Accrued payroll - related party		49,000
Related party loan	200,000	72,774	38,394
Total current liabilities	1,108,748	122,250	40,013
Total Liabilities	1,108,748	122,250	40,013
STOCKHOLDERS’ EQUITY (DEFICIT)
Preferred stock, 100,000 shares authorized, $0.001 par value, 100,000 and -0- shares issued and outstanding, respectively	100
Common stock, value	514,334	7,105	5,092
Subscription receivable	(30,975)
Treasury stock	(435,000)
Additional paid in capital	1,024,995	120,255	31,668
Accumulated deficit	(2,137,288)	(123,759)	(57,317)
Total Stockholders’ Equity (Deficit)	(1,063,834)	3,601	(20,557)
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY (DEFICIT)	$ 44,914	$ 125,851	$ 19,456